NOTE 8 - STOCKHOLDERS' EQUITY	9 Months Ended
May 31, 2019
Equity [Abstract]
NOTE 8 - STOCKHOLDERS'’ EQUITY

NOTE 8 – STOCKHOLDERS’ EQUITY

The Company is authorized to issued 743,640 numbers of shares at MYR 1 per share.

In December 2018, Mr. Ching converted $177,164 (MYR 732,640) of the outstanding amount into 732,640 shares of ordinary shares of the Company.

As of May 31, 2019, the Company has 732,640 shares of ordinary shares issued and outstanding.